Segment Disclosures Recon from Segment to Consolidated (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment revenues:
Total revenues	$ 7,637		$ 6,860		$ 7,486
Segment profit (loss)	4,435		1,701		1,960
Gain on remeasurement of equity-method investment	2,544	[1]	0	[1]	0	[1]
Equity earnings (losses)	144	[1]	134	[1]	111	[1]
Income (loss) from investments	0	[1]	28	[1]	49	[1]
Operating income (loss)	1,569		1,375		1,612
Other financial information:
Additions to long-lived assets	20,756		3,731		6,018
Depreciation and amortization	1,176		815		756
Total assets and equity method investments by reporting segment
Total assets	50,563		27,142
Equity Method Investments	8,400		4,360
Service [Member]
Segment revenues:
Total revenues	4,116		2,939		2,729
Product [Member]
Segment revenues:
Total revenues	3,521		3,921		4,757
Williams Partners [Member] | Service [Member]
Segment revenues:
Total revenues	3,887		2,914		2,714
Williams Partners [Member] | Product [Member]
Segment revenues:
Total revenues	3,521		3,921		4,757
Williams NGL & Petchem Services [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Williams NGL & Petchem Services [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Other [Member] | Service [Member]
Segment revenues:
Total revenues	229		25		15
Other [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Operating Segments [Member]
Segment revenues:
Operating income (loss)	1,747		1,539		1,800
Operating Segments [Member] | Williams Partners [Member]
Segment revenues:
Total revenues	7,409		6,835		7,471
Segment profit (loss)	2,008		1,677		1,907
Gain on remeasurement of equity-method investment	0
Equity earnings (losses)	228		104		111
Income (loss) from investments	0		(3)		(4)
Operating income (loss)	1,780		1,576		1,800
Other financial information:
Additions to long-lived assets	20,413		3,409		5,851
Depreciation and amortization	1,151		791		734
Total assets and equity method investments by reporting segment
Total assets	49,322		23,571
Equity Method Investments	8,399		2,187
Operating Segments [Member] | Williams Partners [Member] | Service [Member]
Segment revenues:
Total revenues	3,888		2,914		2,714
Operating Segments [Member] | Williams Partners [Member] | Product [Member]
Segment revenues:
Total revenues	3,521		3,921		4,757
Operating Segments [Member] | Williams NGL & Petchem Services [Member]
Segment revenues:
Total revenues	0		0		0
Segment profit (loss)	(115)		(32)		(3)
Gain on remeasurement of equity-method investment	0
Equity earnings (losses)	(78)		0		0
Income (loss) from investments	(1)		0		0
Operating income (loss)	(36)		(32)		(3)
Other financial information:
Additions to long-lived assets	291		295		136
Depreciation and amortization	0		0		0
Total assets and equity method investments by reporting segment
Total assets	612		486
Equity Method Investments	0		12
Operating Segments [Member] | Williams NGL & Petchem Services [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Operating Segments [Member] | Williams NGL & Petchem Services [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Operating Segments [Member] | Other [Member]
Segment revenues:
Total revenues	259		36		27
Segment profit (loss)	2,542		56		56
Gain on remeasurement of equity-method investment	2,544
Equity earnings (losses)	(6)		30		0
Income (loss) from investments	1		31		53
Operating income (loss)	3		(5)		3
Other financial information:
Additions to long-lived assets	54		27		31
Depreciation and amortization	25		24		22
Total assets and equity method investments by reporting segment
Total assets	1,220		3,520
Equity Method Investments	1		2,161
Operating Segments [Member] | Other [Member] | Service [Member]
Segment revenues:
Total revenues	259		36		27
Operating Segments [Member] | Other [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member]
Segment revenues:
Total revenues	(31)		(11)		(12)
Other financial information:
Additions to long-lived assets	(2)
Total assets and equity method investments by reporting segment
Total assets	(591)		(435)
Equity Method Investments	0		0
Intersegment Elimination [Member] | Service [Member]
Segment revenues:
Total revenues	(31)		(11)		(12)
Intersegment Elimination [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Williams Partners [Member] | Service [Member]
Segment revenues:
Total revenues	(1)		0		0
Intersegment Elimination [Member] | Williams Partners [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Williams NGL & Petchem Services [Member] | Service [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Williams NGL & Petchem Services [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
Intersegment Elimination [Member] | Other [Member] | Service [Member]
Segment revenues:
Total revenues	(30)		(11)		(12)
Intersegment Elimination [Member] | Other [Member] | Product [Member]
Segment revenues:
Total revenues	0		0		0
General Corporate Expenses [Member]
Segment revenues:
Operating income (loss)	$ (178)		$ (164)		$ (188)

[1]	Items also included in Segment profit (loss). (See Note 19 – Segment Disclosures.)